PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Category	Estimated Useful Life
Leasehold Improvements	1 - 16 years
Machinery and Equipment	5 - 15 years
Furniture and Fixtures	3 - 7 years
Vehicles	5 years
Website and Software	3 years
Computer Equipment	3 - 5 years
Buildings and Building Improvements	5 - 39 years
Property and equipment as of December 31, 2025 and December 31, 2024 consisted of the following:

($ in thousands)	December 31, 2025	December 31, 2024
Land and Buildings	$213,171	$209,668
Machinery and Equipment	42,905	44,347
Furniture and Fixtures	47,745	43,054
Leasehold Improvements	170,849	183,522
Website, Computer Equipment and Software	11,975	11,853
Vehicles	2,678	2,784
Construction In Progress	22,988	12,037
Total property and equipment, gross	512,311	507,265
Less: Accumulated depreciation	(185,119)	(162,419)
Property and equipment, net	$327,192	$344,846
The following table reflects depreciation expense related to property and equipment for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Depreciation expense included in cost of goods sold and ending inventory	$26,313	$28,648
Depreciation expense included in selling, general, and administrative expense	14,416	15,547
Total depreciation expense	$40,729	$44,195
The following table reflects depreciation expense capitalized to cost of goods sold and depreciation expense capitalized to ending inventory for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Capitalized expense included in cost of goods sold	$25,664	$33,299
Capitalized expense to inventory for prior periods	8,345	12,795